Income Taxes - Domestic and Foreign Income Tax Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ (19.7)	$ 9.9	$ 39.2
Foreign	(2.3)	47.9	114.5
Total	$ (22.0)	$ 57.8	$ 153.7